13. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Aggregate future minimum lease payments

The aggregate future minimum lease payments, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended December 31,	Total
2015	$43,595
2016	37,847
2017	-
2018	-
2019	-
Beyond	-
Total	$81,442